Revenue and cost of goods sold (Tables)	12 Months Ended
Dec. 31, 2022
Revenue and cost of goods sold
Schedule of information about cost of goods sold

	For the year ended December 31
(in EUR 000)	2022	2021	2020
Purchases of goods and services	1,686	594	85
Inventory movement	(536)	(291)	(55)
Total cost of goods sold	1,150	303	30